Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	7	2
Number of Business Acquisitions, purchase of assets	12	12
Business Combination, Reason for Business Combination	The Company considers each of these acquisitions a “tuck-in”. Tuck-ins represent the acquisition of solid waste collection and or disposal operations in markets where the Company has existing operations. Goodwill arising from these tuck-in acquisitions is largely attributable to assembled workforces and to expected synergies resulting from personnel and operating overhead reductions, disposal or collection advantages or the deployment of market focused strategies.
Purchase Price Allocation, Status	preliminary allocation to the fair value of net assets acquired
Cash consideration, including holdbacks (as applicable)	$ 308,314	$ 148,272
Purchase Price Allocation, Cash and Cash Equivalents	717	0
Purchase Price Allocation, Receivables	18,176	6,315
Purchase Price Allocation, Intangible Assets	79,730	37,262
Purchase Price Allocation, Goodwill	146,702	57,976
Purchase Price Allocation, Capital Assets	90,396	43,449
Purchase Price Allocation, Landfill Assets	0	0
Purchase Price Allocation, Accounts Payable	(17,059)	(5,205)
Purchase Price Allocation, Deferred Revenue	0	0
Purchase Price Allocation, Long-term Debt	(2,628)	0
Purchase Price Allocation, Asset Retirement Obligations and Remediation Liabilities	(200)	0
Purchase Price Allocation, Deferred Taxes Asset (Liability), Net	(7,520)	8,475
Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	99,777	51,699
Aggregate cash consideration (excluding holdbacks and contingent consideration)	281,970	139,683
Business Acquisition, Transaction Costs	2,507	1,880
Contingent Consideration Paid For Acquisitions Closed Prior Years	343	174
Acquisition Holdbacks	25,627	8,589
Additional Cash Consideration - Section 338(h) Election		5,237
Change to Goodwill - Section 338(h) Election		6,433
Change to Deferred Income Tax Liabilities - Section 338(h) Election		11,670
Canada
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	2	1
Number of Business Acquisitions, purchase of assets	4	2
Cash consideration, including holdbacks (as applicable)	69,271	3,602
Purchase Price Allocation, Goodwill	28,167	2,139
United States South [Member]
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	1	1
Number of Business Acquisitions, purchase of assets	7	7
Cash consideration, including holdbacks (as applicable)	145,766	128,781
Purchase Price Allocation, Goodwill	71,512	48,884
United States Northeast [Member]
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	4	0
Number of Business Acquisitions, purchase of assets	1	3
Cash consideration, including holdbacks (as applicable)	93,277	15,889
Purchase Price Allocation, Goodwill	$ 47,023	$ 6,953